Events Subsequent to Reporting Date (Details) - USD ($)	Aug. 05, 2022	Oct. 07, 2021	Oct. 04, 2021	Sep. 21, 2021	Sep. 07, 2021	Aug. 25, 2021	Aug. 16, 2021	Jul. 21, 2021
Disclosure Of Events After Reporting Period Text Block Abstract
Issued capital	218,169,497
Issued ordinary shares		6,852,322	11,427,616	61,311,557	7,345,833	9,201,186		239,103
Exercise price per share (in Dollars per share)		$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Receiving of proceeds (in Dollars)								$ 19,128
Additional ordinary shares							2,739,662
Proceeds amount (in Dollars)		$ 548,186		$ 4,904,925		$ 736,095	$ 219,173
Total proceeds (in Dollars)			$ 5,114,109		$ 4,587,667
Issued ordinary shares			20,999,500		20,000,000
Exercise price per share (in Dollars per share)			$ 0.2		$ 0.2